Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	SOGOU INC.
Entity Central Index Key	0001713947
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38279
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 15, Sohu.com Internet PlazaNo. 1 Unit Zhongguancun East Road, Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100084
Document Accounting Standard	U.S. GAAP
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Fion Zhou
Entity Address, Address Line One	Level 15, Sohu.com Internet PlazaNo. 1 Unit Zhongguancun East Road, Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100084
Country Region	86
City Area Code	10
Local Phone Number	5689-9999
Contact Personnel Email Address	IR@sogou-inc.com
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one Class A ordinary share, par value US$0.001 per share
Trading Symbol	SOGO
Security Exchange Name	NYSE
Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	ordinary share
No Trading Symbol Flag	true
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	108,833,041
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	278,757,875